Prepaid Expenses and Deposits - Summary of Prepaid Expenses and Deposits (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Current prepayments [abstract]
prepaid expenses	$ 6,320	$ 7,721
Deposits	1,345	3,024
Prepaid Expenses and Deposits	$ 7,665	$ 10,745